Consolidated Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net profit / (loss) for the period	€ (110,914)	€ (125,498)
Reversal of finance income	(45,135)	(13,044)
Reversal of finance expenses	9,840	5,399
Reversal of gain and loss on disposal of property, plant and equipment	21	0
Reversal of income taxes (expenses)	1,297	241
Increase / (decrease) in provisions	1,983	1,215
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(614)	(632)
Share of profit / (loss) of associate	1,227	4,873
Share-based payment	13,688	19,968
Depreciation	4,435	4,304
Amortization	111	111
Changes in working capital:
Inventories	(20,178)	(17,031)
Receivables	(9,608)	(2,407)
Prepayments	(10,176)	(2,728)
Contract liabilities (deferred income)	(256)	(2,338)
Trade payables, accrued expenses and other payables	14,236	(4,338)
Cash flows generated from / (used in) operations	(150,043)	(131,905)
Finance income received	3,879	1,848
Finance expenses paid	(906)	(610)
Income taxes received / (paid)	26	(121)
Cash flows from / (used in) operating activities	(147,044)	(130,788)
Investing activities
Acquisition of property, plant and equipment	(1,085)	(3,818)
Reimbursement from acquisition of property, plant and equipment	0	3,794
Purchase of marketable securities	0	(26,311)
Settlement of marketable securities	211,731	64,877
Cash flows from / (used in) investing activities	210,646	38,542
Financing activities
Payment of principal portion of lease liabilities	(2,568)	(1,950)
Net proceeds from convertible senior notes	0	504,454
Proceeds from exercise of warrants	1,866	385
Acquisition of treasury shares, net of transaction costs	0	(105,154)
Cash flows from / (used in) financing activities	(702)	397,735
Increase / (decrease) in cash and cash equivalents	62,900	305,489
Cash and cash equivalents at January 1	444,767	446,267
Effect of exchange rate changes on balances held in foreign currencies	(6,386)	3,887
Bank deposits	501,281	754,497
Short-term marketable securities	0	1,146
Cash and cash equivalents at March 31	€ 501,281	€ 755,643